Segmented Information - Non-current Assets by Geographical Location (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments	$ 185,398	$ 364,863
Canada
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments	121,500	294,204
EU
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments	36,412	29,751
Australia
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments	$ 27,486	$ 40,908